SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Disaggregation of Revenue
The table below shows the disaggregation of revenue between affiliate revenues and advertising for the years ended December 31, 2025 and 2024:

	£2025	2024
Affiliate revenues, net	345,009	907,388
Advertising revenues	77,850	387,382
Total revenues, net	422,859	1,294,770

Contract with Customer, Asset, Allowance for Credit Loss
The following represents a roll forward of the returns reserve for the years ended December 31, 2025 and 2024:

	Year ended December 31,
	£2025	2024
Balance, beginning of year	86,947	118,678
Change in returns reserve	(81,490)	(31,731)
Balance, end of year	5,457	86,947

Schedule of Other Current Assets	The following table summarizes other current assets:

	£2025	2024
Prepayments	398,725	15,814
Prepaid taxes	40,842	8,816
Other debtors	38,232	36,373
Other current assets	24,144	2,556
Total	501,943	63,559

Property, Plant and Equipment

Assets	Estimated useful life
Computer and equipment	5 years
The following table summarizes property and equipment:

	As of December 31,
	£2025	2024
Computer and equipment	58,499	56,949
Less: accumulated depreciation	(32,660)	(21,096)
Property and equipment, net	25,839	35,853